The 2014 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	2,917	$23,349	$25,450
Floating Rate Loan	Floating Rate Loan Class I *	1,444	8,255	8,909
High Yield Bond	High Yield Bond Class I *	4,787	26,142	32,490
Inflation Managed	Inflation Managed Class I *	8,324	86,059	83,123
Managed Bond	Managed Bond Class I *	136,541	1,403,128	1,610,514
Short Duration Bond	Short Duration Bond Class I *	2,175	19,803	20,706
American Funds® Growth	American Funds Growth Class I *	1,003	6,075	13,212
American Funds Growth-Income	American Funds Growth-Income Class I *	7,007	78,201	107,521
Comstock	Comstock Class I *	5,468	37,917	66,524
Dividend Growth	Dividend Growth Class I *	2,872	36,559	42,487
Equity Index	Equity Index Class I *	538	14,595	24,661
Focused Growth	Focused Growth Class I *	7,968	76,513	146,115
Growth	Growth Class I *	36,137	490,826	706,190
Large-Cap Growth	Large-Cap Growth Class I *	16,185	83,769	124,677
Large-Cap Value	Large-Cap Value Class I *	15,209	132,319	269,658
Main Street® Core	Main Street Core Class I *	107,802	1,970,910	3,082,720
Mid-Cap Equity	Mid-Cap Equity Class I *	9,276	93,443	130,981
Mid-Cap Growth	Mid-Cap Growth Class I *	18,214	105,162	188,156
Small-Cap Growth	Small-Cap Growth Class I *	33,929	264,152	442,473
Small-Cap Index	Small-Cap Index Class I *	6,461	50,925	115,787
Small-Cap Value	Small-Cap Value Class I *	15,533	227,511	246,914
Health Sciences	Health Sciences Class I *	1,285	23,478	35,942
Real Estate	Real Estate Class I *	1,681	21,011	36,437
Technology	Technology Class I *	396	1,438	2,237
Emerging Markets	Emerging Markets Class I *	2,404	19,371	36,338
International Large-Cap	International Large-Cap Class I *	13,852	78,313	104,831
International Value	International Value Class I *	39,710	379,947	419,409
American Funds Asset Allocation	American Funds Asset Allocation Class I *	3,385	54,598	67,796
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	119,948	119,948	119,948

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond	American Funds Growth
ASSETS
Investments in mutual funds, at value	$25,450	$8,909	$32,490	$83,123	$1,610,514	$20,706	$13,212
Receivables:
Due from Pacific Life Insurance Company	—	—	4	—	—	2	—
Investments sold	1	—	1	3	85	1	1

Total Assets	25,451	8,909	32,495	83,126	1,610,599	20,709	13,213

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9	2	—	48	84	—	3

Total Liabilities	9	2	—	48	84	—	3

NET ASSETS	$25,442	$8,907	$32,495	$83,078	$1,610,515	$20,709	$13,210

Units Outstanding	1,940	917	1,744	4,134	68,869	1,923	714

Accumulation Unit Values	$13.12	$9.71	$18.63	$20.10	$23.39	$10.77	$18.50

Cost of Investments	$23,349	$8,255	$26,142	$86,059	$1,403,128	$19,803	$6,075

	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth
ASSETS
Investments in mutual funds, at value	$107,521	$66,524	$42,487	$24,661	$146,115	$706,190	$124,677

Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	7
Investments sold	4	3	2	1	6	395	5

Total Assets	107,525	66,527	42,489	24,662	146,121	706,585	124,689

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16	4	2	8	13	394	—

Total Liabilities	16	4	2	8	13	394	—

NET ASSETS	$107,509	$66,523	$42,487	$24,654	$146,108	$706,191	$124,689

Units Outstanding	6,180	4,049	2,370	1,607	8,020	49,189	11,217

Accumulation Unit Values	$17.40	$16.43	$17.93	$15.34	$18.22	$14.36	$11.12

Cost of Investments	$78,201	$37,917	$36,559	$14,595	$76,513	$490,826	$83,769

	Large-Cap Value	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$269,658	$3,082,720	$130,981	$188,156	$442,473	$115,787	$246,914

Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	258	—	—
Investments sold	10	590	5	7	—	4	10

Total Assets	269,668	3,083,310	130,986	188,163	442,731	115,791	246,924

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19	589	21	14	—	21	35
Investments purchased	—	—	—	—	258	—	—

Total Liabilities	19	589	21	14	258	21	35

NET ASSETS	$269,649	$3,082,721	$130,965	$188,149	$442,473	$115,770	$246,889

Units Outstanding	12,647	213,373	4,158	13,550	32,983	5,621	7,206

Accumulation Unit Values	$21.32	$14.45	$31.50	$13.89	$13.42	$20.60	$34.26

Cost of Investments	$132,319	$1,970,910	$93,443	$105,162	$264,152	$50,925	$227,511

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Value	American Funds Asset Allocation
ASSETS
Investments in mutual funds, at value	$35,942	$36,437	$2,237	$36,338	$104,831	$419,409	$67,796
Receivables:
Due from Pacific Life Insurance Company	2	—	—	—	—	489	—
Investments sold	1	1	—	1	4	—	3

Total Assets	35,945	36,438	2,237	36,339	104,835	419,898	67,799

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	37	2	28	12	—	6
Investments purchased	—	—	—	—	—	489	—

Total Liabilities	—	37	2	28	12	489	6

NET ASSETS	$35,945	$36,401	$2,235	$36,311	$104,823	$419,409	$67,793

Units Outstanding	1,002	715	288	1,278	8,086	33,642	3,345

Accumulation Unit Values	$35.89	$50.92	$7.75	$28.42	$12.96	$12.47	$20.27

Cost of Investments	$23,478	$21,011	$1,438	$19,371	$78,313	$379,947	$54,598

	Fidelity VIP Money Market Service Class

ASSETS
Investments in mutual funds, at value	$119,948

Receivables:
Due from Pacific Life Insurance Company	59

Total Assets	120,007

LIABILITIES
Payables:
Investments purchased	46

Total Liabilities	46

NET ASSETS	$119,961

Units Outstanding	12,109

Accumulation Unit Values	$9.91

Cost of Investments	$119,948

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond	American Funds Growth
INVESTMENT INCOME
Dividends from mutual fund investments(1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	326	126	432	1,075	20,887	259	164
Administrative fees	39	15	52	128	2,506	32	19

Total Expenses	365	141	484	1,203	23,393	291	183

Net Investment Loss	(365)	(141)	(484)	(1,203)	(23,393)	(291)	(183)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(150)	26	425	(437)	15,394	3	706
Capital gains distributions from mutual fund investments(1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	(150)	26	425	(437)	15,394	3	706

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	2,090	73	(213)	3,084	57,418	135	335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,575	$(42)	$(272)	$1,444	$49,419	$(153)	$858

	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth
INVESTMENT INCOME
Dividends from mutual fund investments(1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,238	799	497	292	1,681	8,762	1,451
Administrative fees	148	96	59	36	201	1,052	174

Total Expenses	1,386	895	556	328	1,882	9,814	1,625

Net Investment Loss	(1,386)	(895)	(556)	(328)	(1,882)	(9,814)	(1,625)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	4,782	362	12,542	139	505	4,367	44
Capital gain distributions from mutual fund investments(1)	—	—	—	—	—	—	—

Realized Gain on Investments	4,782	362	12,542	139	505	4,367	44

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	4,762	5,262	(7,918)	2,820	12,775	55,200	9,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,158	$4,729	$4,068	$2,631	$11,398	$49,753	$8,065

	Large-Cap Value	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small- Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	3,162	38,345	1,681	2,224	5,469	1,383	688
Administrative fees	379	4,601	201	267	657	166	83

Total Expenses	3,541	42,946	1,882	2,491	6,126	1,549	771

Net Investment Loss	(3,541)	(42,946)	(1,882)	(2,491)	(6,126)	(1,549)	(771)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	224	109,148	5,042	4,711	29,983	489	631
Capital gains distributions from mutual fund investments(1)	—	—	—	—	—	—	—

Realized Gain on Investments	224	109,148	5,042	4,711	29,983	489	631

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	27,620	204,571	1,043	9,925	(25,872)	4,363	13,758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,303	$270,773	$4,203	$12,145	$(2,015)	$3,303	$13,618

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Value	American Funds Asset Allocation
INVESTMENT INCOME
Dividends from mutual fund investments(1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	376	1,115	32	880	1,365	5,735	829
Administrative fees	46	134	4	106	164	688	100

Total Expenses	422	1,249	36	986	1,529	6,423	929

Net Investment Loss	(422)	(1,249)	(36)	(986)	(1,529)	(6,423)	(929)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	917	13,087	320	2,683	69	(651)	159
Capital gains distributions from mutual fund investments(1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	917	13,087	320	2,683	69	(651)	159

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	4,840	13,311	3	(11,861)	(5,615)	(48,676)	3,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,335	$25,149	$287	$(10,164)	$(7,075)	$(55,750)	$2,404

	Fidelity VIP Money Market Service Class(2)
INVESTMENT INCOME
Dividends from mutual fund investments(1)	$19
EXPENSES
Mortality and expense risk	2,397
Administrative fees	287

Total Expenses	2,684

Net Investment Loss	(2,665)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—
Capital gains distributions from mutual fund investments(1)	—

Realized Gain (Loss) on Investments	—

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	—

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,665)

(1)	See Note 3 in Notes to Financial Statements.

(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Diversified Bond		Floating Rate Loan		High Yield Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(365)	$(719)	$(141)	$(330)	$(484)	$(670)
Realized gain (loss) on investments	(150)	(7,302)	26	(2,002)	425	1,011
Change in net unrealized appreciation (depreciation) on investments	2,090	6,273	73	3,079	(213)	2,037

Net Increase (Decrease) in Net Assets Resulting from Operations	1,575	(1,748)	(42)	747	(272)	2,378

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	1,424	—	(173)	177	(146)
Contract charges and deductions	(26)	(25,827)	(6)	(12,809)	(20)	(8,135)
Surrenders	(2,879)	(11,212)	(2,878)	(5,252)	(3,133)	(13,779)
Other	—	2	—	2	—	2

Net Decrease in Net Assets Derived from Contract Owner Transactions	(2,905)	(35,613)	(2,884)	(18,232)	(2,976)	(22,058)

NET DECREASE IN NET ASSETS	(1,330)	(37,361)	(2,926)	(17,485)	(3,248)	(19,680)

NET ASSETS
Beginning of Year	26,772	64,133	11,833	29,318	35,743	55,423

End of Year	$25,442	$26,772	$8,907	$11,833	$32,495	$35,743

	Inflation Managed		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,203)	$(1,670)	$(23,393)	$(25,124)	$(291)	$(489)
Realized gain (loss) on investments	(437)	(4,567)	15,394	1,351	3	18
Change in net unrealized appreciation (depreciation) on investments	3,084	(7,271)	57,418	(41,409)	135	53

Net Increase (Decrease) in Net Assets Resulting from Operations	1,444	(13,508)	49,419	(65,182)	(153)	(418)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	24,796	162	—	—
Transfers between variable and fixed accounts, net	1,250	7,242	32,278	81,028	341	756
Contract charges and deductions	(79)	(29,150)	(130,066)	(39,882)	(7)	(17,604)
Surrenders	(4,416)	(19,335)	(85,087)	(112,569)	—	(2,944)
Other	(2)	5	(13)	46	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,247)	(41,238)	(158,092)	(71,215)	334	(19,791)

NET INCREASE (DECREASE) IN NET ASSETS	(1,803)	(54,746)	(108,673)	(136,397)	181	(20,209)

NET ASSETS
Beginning of Year	84,881	139,627	1,719,188	1,855,585	20,528	40,737

End of Year	$83,078	$84,881	$1,610,515	$1,719,188	$20,709	$20,528

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(183)	$(186)	$(1,386)	$(1,044)	$(895)	$(836)
Realized gain on investments	706	611	4,782	11	362	2,345
Change in net unrealized appreciation on investments	335	2,793	4,762	20,262	5,262	15,593

Net Increase in Net Assets Resulting from Operations	858	3,218	8,158	19,229	4,729	17,102

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50	500	29,533	—	—	—
Transfers between variable and fixed accounts, net	(1,896)	(18)	7,995	23,586	(84)	(1,203)
Contract charges and deductions	(25)	(28)	(66)	(79)	(25)	(3,299)
Surrenders	—	(1,748)	(31,223)	(2,660)	—	(4,234)
Other	—	(1)	11	(5)	(1)	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,871)	(1,295)	6,250	20,842	(110)	(8,734)

NET INCREASE (DECREASE) IN NET ASSETS	(1,013)	1,923	14,408	40,071	4,619	8,368

NET ASSETS
Beginning of Year	14,223	12,300	93,101	53,030	61,904	53,536

End of Year	$13,210	$14,223	$107,509	$93,101	$66,523	$61,904

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(556)	$(509)	$(328)	$(223)	$(1,882)	$(1,604)
Realized gain on investments	12,542	414	139	2,563	505	16
Change in net unrealized appreciation (depreciation) on investments	(7,918)	8,051	2,820	2,278	12,775	33,752

Net Increase in Net Assets Resulting from Operations	4,068	7,956	2,631	4,618	11,398	32,164

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	33,551	—	—	—	2,400	2,400
Transfers between variable and fixed accounts, net	(224)	28,232	(239)	14,066	—	—
Contract charges and deductions	(9)	(9)	(37)	(4,982)	(10)	(26)
Surrenders	(33,825)	(22,078)	(300)	(4,766)	(2,556)	—
Other	14	—	(1)	(2)	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(493)	6,145	(577)	4,316	(168)	2,373

NET INCREASE IN NET ASSETS	3,575	14,101	2,054	8,934	11,230	34,537

NET ASSETS
Beginning of Year	38,912	24,811	22,600	13,666	134,878	100,341

End of Year	$42,487	$38,912	$24,654	$22,600	$146,108	$134,878

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(9,814)	$(9,082)	$(1,625)	$(1,378)	$(3,541)	$(3,126)
Realized gain (loss) on investments	4,367	(20,787)	44	21	224	3,591
Change in net unrealized appreciation on investments	55,200	214,614	9,646	31,676	27,620	58,179

Net Increase in Net Assets Resulting from Operations	49,753	184,745	8,065	30,319	24,303	58,644

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	360	360	1,800	1,800	3,960	3,960
Transfers between variable and fixed accounts, net	(15,889)	(52,433)	1,641	(1,429)	(627)	(2,634)
Contract charges and deductions	(23,011)	(2,029)	(47)	(1,736)	(62)	(8,298)
Surrenders	(34,579)	(25,344)	(33)	(2,596)	(300)	(6,030)
Other	(26)	376	1	2	(1)	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(73,145)	(79,070)	3,362	(3,959)	2,970	(13,004)

NET INCREASE (DECREASE) IN NET ASSETS	(23,392)	105,675	11,427	26,360	27,273	45,640

NET ASSETS
Beginning of Year	729,583	623,908	113,262	86,902	242,376	196,736

End of Year	$706,191	$729,583	$124,689	$113,262	$269,649	$242,376

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(42,946)	$(39,378)	$(1,882)	$(1,978)	$(2,491)	$(2,052)
Realized gain on investments	109,148	37,795	5,042	878	4,711	103
Change in net unrealized appreciation on investments	204,571	742,121	1,043	42,420	9,925	39,974

Net Increase in Net Assets Resulting from Operations	270,773	740,538	4,203	41,320	12,145	38,025

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,903	558	650	1,100	28,673	600
Transfers between variable and fixed accounts, net	(61,911)	(93,234)	(2,179)	(7,588)	1,788	23,981
Contract charges and deductions	(170,674)	(5,232)	(50)	(4,992)	(21)	(49)
Surrenders	(137,041)	(117,623)	(23,528)	(2,822)	(28,073)	(1,857)
Other	(299)	(105)	—	(3)	79	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(311,022)	(215,636)	(25,107)	(14,305)	2,446	22,672

NET INCREASE (DECREASE) IN NET ASSETS	(40,249)	524,902	(20,904)	27,015	14,591	60,697

NET ASSETS
Beginning of Year	3,122,970	2,598,068	151,869	124,854	173,558	112,861

End of Year	$3,082,721	$3,122,970	$130,965	$151,869	$188,149	$173,558

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(6,126)	$(7,547)	$(1,549)	$(1,357)	$(771)	$(204)
Realized gain on investments	29,983	24,849	489	572	631	109
Change in net unrealized appreciation (depreciation) on investments	(25,872)	125,531	4,363	30,593	13,758	3,958

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,015)	142,833	3,303	29,808	13,618	3,863

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	840	840	50	500
Transfers between variable and fixed accounts, net	12,455	(197,072)	(15)	(200)	217,176	(217)
Contract charges and deductions	(7,637)	(330)	(48)	(48)	(16)	(20)
Surrenders	(90,018)	(23,333)	(180)	(1,337)	—	(1,020)
Other	489	(219)	(1)	—	(27)	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(84,711)	(220,954)	596	(745)	217,183	(754)

NET INCREASE (DECREASE) IN NET ASSETS	(86,726)	(78,121)	3,899	29,063	230,801	3,109

NET ASSETS
Beginning of Year	529,199	607,320	111,871	82,808	16,088	12,979

End of Year	$442,473	$529,199	$115,770	$111,871	$246,889	$16,088

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(422)	$(197)	$(1,249)	$(1,700)	$(36)	$(42)
Realized gain on investments	917	22	13,087	17,729	320	2
Change in net unrealized appreciation (depreciation) on investments	4,840	5,511	13,311	(10,644)	3	625

Net Increase in Net Assets Resulting from Operations	5,335	5,336	25,149	5,385	287	585

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,199	—	10,002	500	50	500
Transfers between variable and fixed accounts, net	9,883	9,600	(252,356)	92,703	(1,761)	—
Contract charges and deductions	(32)	(16)	(33)	(34)	(4)	(7)
Surrenders	(13,199)	(287)	(9,952)	(180)	—	(144)
Other	32	(1)	19	(21)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,883	9,296	(252,320)	92,968	(1,715)	349

NET INCREASE (DECREASE) IN NET ASSETS	15,218	14,632	(227,171)	98,353	(1,428)	934

NET ASSETS
Beginning of Year	20,727	6,095	263,572	165,219	3,663	2,729

End of Year	$35,945	$20,727	$36,401	$263,572	$2,235	$3,663

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Emerging Markets		International Large-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(986)	$(1,939)	$(1,529)	$(1,444)	$(6,423)	$(6,730)
Realized gain (loss) on investments	2,683	(8,855)	69	608	(651)	(12,480)
Change in net unrealized appreciation (depreciation) on investments	(11,861)	11,124	(5,615)	17,233	(48,676)	106,884

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,164)	330	(7,075)	16,397	(55,750)	87,674

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	850	3,100	1,200	1,200	—	—
Transfers between variable and fixed accounts, net	(116,514)	(41,661)	52	4,043	23,157	(23,917)
Contract charges and deductions	(5)	(54)	(65)	(5,063)	(13,729)	(3,688)
Surrenders	(18,750)	(2,218)	(118)	(3,446)	(36,090)	(37,613)
Other	8	(8)	—	(3)	(429)	807

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(134,411)	(40,841)	1,069	(3,269)	(27,091)	(64,411)

NET INCREASE (DECREASE) IN NET ASSETS	(144,575)	(40,511)	(6,006)	13,128	(82,841)	23,263

NET ASSETS
Beginning of Year	180,886	221,397	110,829	97,701	502,250	478,987

End of Year	$36,311	$180,886	$104,823	$110,829	$419,409	$502,250

	American Funds Asset Allocation (1)		Fidelity VIP Money Market Service Class(2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(929)	$(757)	$(2,665)
Realized gain (loss) on investments	159	58	—
Change in net unrealized appreciation (depreciation) on investments	3,174	10,024	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,404	9,325	(2,665)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—
Transfers between variable and fixed accounts, net	—	56,066	137,606
Contract charges and deductions	—	—	(2,353)
Surrenders	—	—	(12,639)
Other	—	(2)	12

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	—	56,064	122,626

NET INCREASE IN NET ASSETS	2,404	65,389	119,961

NET ASSETS
Beginning of Year or Period	65,389	—	—

End of Year or Period	$67,793	$65,389	$119,961

(1)	Operations commenced on February 6, 2013.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios(1)	Expense Ratios(2)	Total Returns(3)
Diversified Bond
2014	$13.12	1,940	$25,442	0.00%	1.40%	6.20%
2013	12.35	2,168	26,772	0.00%	1.40%	(2.52)%
2012	12.67	5,062	64,133	2.93%	1.40%	6.86%
2011	11.86	5,261	62,387	25.44%	1.40%	4.47%
2010	11.35	6,059	68,772	2.88%	1.40%	6.54%
Floating Rate Loan
2014	$9.71	917	$8,907	0.00%	1.40%	(0.56)%
2013	9.76	1,212	11,833	0.00%	1.40%	3.08%
2012	9.47	3,095	29,318	5.02%	1.40%	6.59%
2011	8.89	3,352	29,783	30.10%	1.40%	1.08%
2010	8.79	2,418	21,256	4.75%	1.40%	5.78%
High Yield Bond
2014	$18.63	1,744	$32,495	0.00%	1.40%	(1.02)%
2013	18.82	1,899	35,743	0.00%	1.40%	5.76%
2012	17.80	3,114	55,423	7.09%	1.40%	13.69%
2011	15.65	4,643	72,676	11.49%	1.40%	1.98%
2010	15.35	4,272	65,578	8.34%	1.40%	12.93%
Inflation Managed
2014	$20.10	4,134	$83,078	0.00%	1.40%	1.68%
2013	19.76	4,295	84,881	0.00%	1.40%	(10.18)%
2012	22.01	6,345	139,627	2.32%	1.40%	8.34%
2011	20.31	6,580	133,664	5.33%	1.40%	10.30%
2010	18.42	11,186	205,985	1.95%	1.40%	7.27%
Managed Bond
2014	$23.39	68,869	$1,610,515	0.00%	1.40%	2.98%
2013	22.71	75,708	1,719,188	0.00%	1.40%	(3.57)%
2012	23.55	78,800	1,855,585	5.01%	1.40%	9.29%
2011	21.55	88,493	1,906,658	5.43%	1.40%	2.40%
2010	21.04	115,292	2,425,812	3.51%	1.40%	7.45%
Short Duration Bond
2014	$10.77	1,923	$20,709	0.00%	1.40%	(0.73)%
2013	10.85	1,892	20,528	0.00%	1.40%	(1.00)%
2012	10.96	3,717	40,737	0.80%	1.40%	1.75%
2011	10.77	3,588	38,644	2.21%	1.40%	(0.53)%
2010	10.83	4,815	52,134	1.43%	1.40%	1.97%
American Funds Growth
2014	$18.50	714	$13,210	0.00%	1.40%	6.72%
2013	17.33	821	14,223	0.00%	1.40%	27.83%
2012	13.56	907	12,300	0.18%	1.40%	15.81%
2011	11.71	905	10,596	0.11%	1.40%	(5.98)%
2010(4)	12.45	2,223	27,686	0.00%	1.40%	16.62%
American Funds Growth-Income
2014	$17.40	6,180	$107,509	0.00%	1.40%	8.80%
2013	15.99	5,823	93,101	0.00%	1.40%	31.14%
2012	12.19	4,350	53,030	1.00%	1.40%	15.43%
2011	10.56	5,832	61,595	1.05%	1.40%	(3.59)%
2010(4)	10.96	5,555	60,861	0.00%	1.40%	9.48%
Comstock
2014	$16.43	4,049	$66,523	0.00%	1.40%	7.64%
2013	15.26	4,056	61,904	0.00%	1.40%	33.70%
2012	11.41	4,690	53,536	1.70%	1.40%	16.89%
2011	9.77	6,237	60,909	9.92%	1.40%	(3.46)%
2010	10.12	6,348	64,221	1.29%	1.40%	13.82%
Dividend Growth
2014	$17.93	2,370	$42,487	0.00%	1.40%	10.55%
2013	16.22	2,400	38,912	0.00%	1.40%	28.30%
2012	12.64	1,963	24,811	1.14%	1.40%	12.96%
2011	11.19	4,002	44,775	4.50%	1.40%	1.84%
2010	10.99	2,750	30,215	0.94%	1.40%	9.23%
Equity Index
2014	$15.34	1,607	$24,654	0.00%	1.40%	11.81%
2013	13.72	1,647	22,600	0.00%	1.40%	30.09%
2012	10.55	1,295	13,666	2.23%	1.40%	14.16%
2011	9.24	1,612	14,897	2.68%	1.40%	0.41%
2010	9.20	1,928	17,746	1.70%	1.40%	13.21%
Focused Growth
2014	$18.22	8,020	$146,108	0.00%	1.40%	8.55%
2013	16.78	8,036	134,878	0.00%	1.40%	31.66%
2012	12.75	7,871	100,341	0.00%	1.40%	21.49%
2011	10.49	7,677	80,551	0.00%	1.40%	(10.95)%
2010	11.78	7,465	87,961	0.00%	1.40%	8.81%

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios(1)	Expense Ratios(2)	Total Returns(3)
Growth
2014	$14.36	49,189	$706,191	0.00%	1.40%	7.36%
2013	13.37	54,560	729,583	0.00%	1.40%	32.48%
2012	10.09	61,811	623,908	0.89%	1.40%	16.59%
2011	8.66	67,722	586,306	1.10%	1.40%	(7.36)%
2010	9.35	72,634	678,816	1.09%	1.40%	9.69%
Large-Cap Growth
2014	$11.12	11,217	$124,689	0.00%	1.40%	6.92%
2013	10.40	10,894	113,262	0.00%	1.40%	35.57%
2012	7.67	11,332	86,902	0.00%	1.40%	16.58%
2011	6.58	11,141	73,284	0.00%	1.40%	(0.33)%
2010	6.60	11,528	76,087	0.00%	1.40%	12.94%
Large-Cap Value
2014	$21.32	12,647	$269,649	0.00%	1.40%	9.95%
2013	19.39	12,499	242,376	0.00%	1.40%	30.42%
2012	14.87	13,231	196,736	2.03%	1.40%	14.78%
2011	12.95	13,080	169,443	7.45%	1.40%	3.26%
2010	12.54	14,427	180,982	1.64%	1.40%	7.56%
Main Street Core
2014	$14.45	213,373	$3,082,721	0.00%	1.40%	9.27%
2013	13.22	236,207	3,122,970	0.00%	1.40%	29.94%
2012	10.18	255,333	2,598,068	0.97%	1.40%	15.39%
2011	8.82	299,898	2,644,556	1.20%	1.40%	(0.92)%
2010	8.90	343,042	3,053,038	4.00%	1.40%	14.53%
Mid-Cap Equity
2014	$31.50	4,158	$130,965	0.00%	1.40%	2.78%
2013	30.65	4,955	151,869	0.00%	1.40%	34.32%
2012	22.82	5,472	124,854	0.66%	1.40%	5.85%
2011	21.56	6,144	132,445	0.90%	1.40%	(6.71)%
2010	23.11	6,365	147,080	0.97%	1.40%	21.78%
Mid-Cap Growth
2014	$13.89	13,550	$188,149	0.00%	1.40%	6.99%
2013	12.98	13,372	173,558	0.00%	1.40%	31.24%
2012	9.89	11,412	112,861	0.43%	1.40%	6.00%
2011	9.33	11,450	106,828	0.00%	1.40%	(9.09)%
2010	10.26	12,488	128,158	0.20%	1.40%	31.46%
Small-Cap Growth
2014	$13.42	32,983	$442,473	0.00%	1.40%	(0.92)%
2013	13.54	39,084	529,199	0.00%	1.40%	32.01%
2012	10.26	59,210	607,320	0.08%	1.40%	11.29%
2011	9.22	77,047	710,068	0.00%	1.40%	(4.44)%
2010	9.64	52,883	510,016	0.00%	1.40%	24.26%
Small-Cap Index
2014	$20.60	5,621	$115,770	0.00%	1.40%	2.94%
2013	20.01	5,591	111,871	0.00%	1.40%	36.36%
2012	14.67	5,643	82,808	1.08%	1.40%	14.52%
2011	12.81	5,805	74,393	0.62%	1.40%	(5.84)%
2010	13.61	5,810	79,072	0.83%	1.40%	24.66%
Small-Cap Value
2014	$34.26	7,206	$246,889	0.00%	1.40%	4.17%
2013	32.89	489	16,088	0.00%	1.40%	30.65%
2012	25.17	516	12,979	2.08%	1.40%	9.54%
2011	22.98	512	11,760	1.32%	1.40%	0.89%
2010	22.78	4,174	95,070	2.18%	1.40%	23.60%
Health Sciences
2014	$35.89	1,002	$35,945	0.00%	1.40%	22.80%
2013	29.22	709	20,727	0.00%	1.40%	54.32%
2012	18.94	322	6,095	0.00%	1.40%	23.93%
2011	15.28	323	4,930	0.00%	1.40%	10.39%
2010	13.84	323	4,477	0.00%	1.40%	21.63%
Real Estate
2014	$50.92	715	$36,401	0.00%	1.40%	28.78%
2013	39.54	6,666	263,572	0.00%	1.40%	0.30%
2012	39.42	4,191	165,219	1.13%	1.40%	14.59%
2011	34.40	5,784	198,969	0.00%	1.40%	4.65%
2010	32.87	6,747	221,796	1.53%	1.40%	28.73%
Technology
2014	$7.75	288	$2,235	0.00%	1.40%	8.33%
2013	7.15	512	3,663	0.00%	1.40%	20.80%
2012	5.92	461	2,729	0.00%	1.40%	5.64%
2011	5.60	462	2,590	0.00%	1.40%	(6.22)%
2010	5.98	973	5,816	0.00%	1.40%	19.82%

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios(1)	Expense Ratios(2)	Total Returns(3)
Emerging Markets
2014	$28.42	1,278	$36,311	0.00%	1.40%	(6.32)%
2013	30.34	5,963	180,886	0.00%	1.40%	7.24%
2012	28.29	7,826	221,397	0.87%	1.40%	19.83%
2011	23.61	2,603	61,459	1.56%	1.40%	(19.11)%
2010	29.18	8,904	259,836	1.09%	1.40%	25.26%
International Large-Cap
2014	$12.96	8,086	$104,823	0.00%	1.40%	(6.34)%
2013	13.84	8,007	110,829	0.00%	1.40%	16.78%
2012	11.85	8,243	97,701	1.51%	1.40%	20.83%
2011	9.81	8,832	86,643	5.91%	1.40%	(11.37)%
2010	11.07	8,994	99,543	1.14%	1.40%	8.84%
International Value
2014	$12.47	33,642	$419,409	0.00%	1.40%	(11.79)%
2013	14.13	35,537	502,250	0.00%	1.40%	19.99%
2012	11.78	40,666	478,987	3.32%	1.40%	16.18%
2011	10.14	46,517	471,609	9.05%	1.40%	(14.12)%
2010	11.80	51,613	609,276	2.71%	1.40%	1.16%
American Funds Asset Allocation
2014	$20.27	3,345	$67,793	0.00%	1.40%	3.68%
02/06/2013—12/31/2013	19.55	3,345	65,389	0.00%	1.40%	16.63%
Fidelity VIP Money Market Service Class (5)
04/30/2014—12/31/2014	$9.91	12,109	$119,961	0.01%	1.40%	(0.93)%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Investment income ratio represents less than 0.005%.
(5)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2014 is comprised of thirty-two subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2014 are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Focused Growth Variable Account and Focused Growth Portfolio were formerly named Focused 30 Variable Account and Focused 30 Portfolio, respectively.

The Fidelity VIP Money Market Service Class Variable Account commenced operations on April 30, 2014.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gains distributions, if any (see Note 3), from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2014.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders, and maintenance fees and any state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Account (except for the Fidelity VIP Money Market Service Class Variable Account) invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2014, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$—	$3,270
Floating Rate Loan	—	3,025
High Yield Bond	162	3,623
Inflation Managed	1,402	5,850
Managed Bond	56,756	240,101
Short Duration Bond	340	297
American Funds Growth	49	2,103
American Funds Growth-Income	38,036	33,175
Comstock	—	1,004
Dividend Growth	33,628	34,680
Equity Index	—	903
Focused Growth	2,101	4,151
Growth	1,288	84,991
Large-Cap Growth	3,975	2,239
Large-Cap Value	3,746	4,317
Main Street Core	58,170	412,621
Mid-Cap Equity	654	27,644
Mid-Cap Growth	30,579	30,626
Small-Cap Growth	14,596	106,341
Small-Cap Index	891	1,843
Small-Cap Value	219,572	3,133
Health Sciences	23,110	13,651
Real Estate	10,408	263,978
Technology	50	1,801
Emerging Markets	785	136,190
International Large-Cap	1,198	1,660
International Value	31,305	60,311
American Funds Asset Allocation	—	929
Fidelity VIP Money Market Service Class (1)	357,299	237,350

(1)	Operations commenced during 2014 (See Note 1).

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2014 and 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	—	(228)	(228)	113	(3,007)	(2,894)
Floating Rate Loan	—	(295)	(295)	16	(1,899)	(1,883)
High Yield Bond	9	(164)	(155)	7	(1,222)	(1,215)
Inflation Managed	75	(236)	(161)	349	(2,399)	(2,050)
Managed Bond	3,009	(9,848)	(6,839)	4,736	(7,828)	(3,092)
Short Duration Bond	31	—	31	100	(1,925)	(1,825)
American Funds Growth	3	(110)	(107)	31	(117)	(86)
American Funds Growth-Income	2,200	(1,843)	357	1,701	(228)	1,473
Comstock	—	(7)	(7)	—	(634)	(634)
Dividend Growth	1,967	(1,997)	(30)	1,962	(1,525)	437
Equity Index	—	(40)	(40)	1,224	(872)	352
Focused Growth	142	(158)	(16)	167	(2)	165
Growth	140	(5,511)	(5,371)	60	(7,311)	(7,251)
Large-Cap Growth	391	(68)	323	204	(642)	(438)
Large-Cap Value	196	(48)	148	233	(965)	(732)
Main Street Core	4,630	(27,464)	(22,834)	278	(19,404)	(19,126)
Mid-Cap Equity	26	(823)	(797)	46	(563)	(517)
Mid-Cap Growth	2,266	(2,088)	178	2,146	(186)	1,960
Small-Cap Growth	1,300	(7,401)	(6,101)	92	(20,218)	(20,126)
Small-Cap Index	51	(21)	30	48	(100)	(52)
Small-Cap Value	6,789	(72)	6,717	16	(43)	(27)
Health Sciences	694	(401)	293	400	(13)	387
Real Estate	221	(6,172)	(5,951)	6,183	(3,708)	2,475
Technology	7	(231)	(224)	75	(24)	51
Emerging Markets	29	(4,714)	(4,685)	3,905	(5,768)	(1,863)
International Large-Cap	97	(18)	79	491	(727)	(236)
International Value	1,879	(3,774)	(1,895)	343	(5,472)	(5,129)
American Funds Asset Allocation (1)	—	—	—	3,345	—	3,345
Fidelity VIP Money Market Service Class (2)	35,740	(23,631)	12,109

(1)	Operations commenced on February 6, 2013.

(2)	Operations commenced during 2014 (See Note 1).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused Growth (formerly named Focused 30), Growth, Large-Cap Growth, Large-Cap Value, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Value, American Funds Asset Allocation, and Fidelity VIP Money Market Service Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2014 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B of Pacific Life Insurance Company as of December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 27, 2015

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report as of December 31, 2014 for:

• Separate Account B of Pacific Life Insurance Company

Form No.	480-15A